                      CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 23, 2017
==============================================================================

This Report relates to the Due Period ending February 23, 2017 and the related
Payment Dates for the Notes.

A.   Information Regarding the Master Trust portfolio
     -------------------------------------------------

1. Portfolio Yield for the Collateral Certificate .........            15.41%

       Yield Component  ...................................            18.06%

       Credit Loss Component  .............................             2.65%

2. New Purchase Rate  .....................................            21.77%

3. Total Payment Rate  ....................................            24.91%

4. Principal Payment  Rate  ................................           24.16%

5. Aggregate Amount of Principal Receivables in the Trust :

     Principal Receivables Beginning of Due Period  ......  $  41,759,198,061

     Principal Receivables Average  ......................  $  41,130,062,835

     Principal Receivables Lump Sum Addition/(Removal) ...  $               0

     Principal Receivables End of Due Period  ............  $  40,739,223,088

     Finance Charge Receivables - End of Due Period  .....  $     496,077,919

6. Delinquency (1)

       Current  ..........................................  $  39,824,702,942
         1-30 days delinquent  ...........................  $     699,791,106
        31-60 days delinquent  ...........................  $     181,632,075
        61-90 days delinquent  ...........................  $     136,884,751
       91-120 days delinquent  ...........................  $     127,119,766
      121-150 days delinquent  ...........................  $     114,665,177
      151-180 days delinquent  ...........................  $     106,941,616

      Current  ...........................................             96.68%
         1-30 days delinquent  ...........................              1.70%
        31-60 days delinquent  ...........................              0.44%
        61-90 days delinquent  ...........................              0.33%
       91-120 days delinquent  ...........................              0.31%
      121-150 days delinquent  ...........................              0.28%
      151-180 days delinquent  ...........................              0.26%

(1) Shown are (i) the aggregate dollar amount of Receivables that were current or were delinquent for each of the time periods listed and (ii) that were current or were delinquent for each of the time periods listed as a percentage of the aggregate dollar amount of Receivables. Accounts and the related
Receivables are serviced on multiple servicing platforms. Delinquency data shown for Receivables related to some Accounts is as of the last business day of the same month as the last day of the Due Period and delinquency data shown for Receivables related to other Accounts is as of the last full weekend of the same month as the last day of the Due Period. Thus, the dollar amounts and percentages of Receivables that were current or were delinquent for each of the time periods listed includes aggregated amounts as of more than one date, including the aggregate dollar amount of Receivables used to determine the percentage shown.
                                      Page 1

                       CITIBANK, N.A.

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 23, 2017
==============================================================================

                                                            Current Due        Current Due
                                                            Period on an       Period on a
                                                            Actual Basis (1)   Standard Basis (1)
B. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Percentage Basis)

  1. Portfolio Yield                                             15.41%             15.41%
  2. Weighted Average Interest Rate (2)                           2.13%              2.13%
  3. Weighted Average Investor Fee Rates
         Fixed Servicing Fee                                      0.37%              0.37%
         Others                                                   0.00%              0.00%
  4. Surplus Finance Charge Collections                          12.91%             12.91%
  5. Surplus Finance Charge Collections For
     Purposes of Funding Class C Reserve Account                 12.78%             12.78%
  6. Required Surplus Finance Charge Amount                       0.00%              0.00%
  7. Aggregate Surplus Finance Charge Amount                     12.91%             12.91%
     minus Required Surplus Finance Charge Amount

C1. Information Regarding the Collateral Certificate
    ------------------------------------------------
  (Dollars Basis)

  1. Total Investor Collections                        $ 6,596,986,475                  $ 6,596,986,475
         Principal Collections                         $ 6,241,514,936                  $ 6,241,514,936
         Finance Charge Collections                    $   355,471,539                  $   355,471,539
  2. Investor Default Amount                           $    52,603,250                  $    52,603,250
  3. Targeted Deposit to Interest Funding Account (3)  $    44,809,784                  $    44,809,784
  4. Investor Monthly Fees
         Fixed Servicing Fees                          $     7,965,792                  $     7,965,792
         Others                                        $         9,000                  $         9,000
  5. Surplus Finance Charge Collections                $   250,083,713                  $   250,083,713
  6. Required Surplus Finance Charge Collections       $             0                  $             0
  7. Aggregate Surplus Finance Charge Amount           $   250,083,713                  $   250,083,713
     minus Required Surplus Finance Charge Amount

(1)  Values for "Current Due Period on an Actual Basis" reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for
     "Current Due Period on a Standard Basis" reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period.
     All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual.
     Depending on the item, cash expenses may accrue
     from January 27, 2017 to February 23, 2017, 28 days, or
     February 7 , 2017 to March 6 , 2017, 28 days (standard basis).
(2)  Defined in the definition section of the Indenture
(3)  Referenced in sections 501 and 503 of the Indenture

                                      Page 2

                         CITIBANK, N.A.

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 23, 2017
==============================================================================

C2. Information Regarding the Sellers' Participation Amount and Regulation
    RR sellers' interest in Securities percentage.

   1.  Sellers' Participation Amount on the last day of the prior Due Period                $11,843,463,659
   2.  Sellers' Participation Amount on the last day of the Due Period                      $12,923,027,360
   3.  Regulation RR sellers' interest percentage on the last day of the Due Period (1)              47.85%

     (1) The Regulation RR seller's interest percentage is calculated by dividing the Sellers'
         Participation Amount as of the close of business on the last day of the Due Period, by the aggregate Outstanding Dollar Principal Amount of Citiseries Notes as of such day.

C3. Information Regarding the Series 2009 Credit Card Participation Certificate*
   ----------------------------------------------------------------------------
   1. Series 2009 Invested Amount as of the end of the Due Period** . $1,981,195,728
   2. Required Subordinated Amount as of the end of the Due Period**  $1,981,195,728
   3. Series 2009 Reallocated Principal Collections for the current
      Due Period*** ................................................. $            0
   4. Series 2009 Reallocated Principal Collections for all prior Due
      Periods ....................................................... $            0

*    The Series 2009 Credit Card Participation Certificate, issued on May 1, 2009, provides credit enhancement to the Collateral Certificate. For more information, see Form 8-Ks filed with the
     SEC on May 5, 2009 and July 10, 2012 by Citibank Credit Card Issuance Trust.

**   The Series 2009 Invested Amount and Required Subordinated Amount are variable, and each amount currently equals 7.66865% of the Invested Amount of the Collateral Certificate.

***  This amount is included in Finance Charge Collections for the Collateral Certificate. See Section
     C1, line item 1 on Preceding Page.

                                      Page 3

                        CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 23, 2017
==============================================================================
D. Information Regarding Notes of Citiseries
   ----------------------------------------------------
   (Aggregate Basis)

  1a.  Class A Outstanding Dollar Principal Amount   ............   $22,230,000,000
       For all Classes except Class 2001-A3 (Dakota) ............   $22,230,000,000
       For Class 2001-A3 (Dakota) ...............................   $             0
  1b.  Class B Outstanding Dollar Principal Amount   ............   $ 1,050,000,000
  1c.  Class C Outstanding Dollar Principal Amount   ............   $ 1,430,000,000
  2a.  Targeted Deposit to Class A Interest Funding Account .....   $    40,181,330
  2b.  Targeted Deposit to Class B Interest Funding Account .....   $     1,704,492
  2c.  Targeted Deposit to Class C Interest Funding Account .....   $     2,923,962
  3a.  Balance in the Class A Interest Funding Account  .........   $   126,653,604
  3b   Balance in the Class B Interest Funding Account  .........   $     1,704,492
  3c   Balance in the Class C Interest Funding Account  .........   $     2,923,962
  4a.  Targeted Deposit to Class A Principal Funding Account ....   $             0
  4b.  Targeted Deposit to Class B Principal Funding Account ....   $   475,000,000
  4c.  Targeted Deposit to Class C Principal Funding Account ....   $   650,000,000
  5a.  Balance in the Class A Principal Funding Account  ........   $             0
  5b.  Balance in the Class B Principal Funding Account  ........   $             0
  5c.  Balance in the Class C Principal Funding Account  ........   $             0
  6.   Targeted  Deposit to Class C Reserve Account .............   $             0
  7.   Balance in the Class C Reserve Account  ..................   $             0

   Data Applicable to all Classes Except 2001-A3 (Dakota)
   -------------------------------------------------------
  8a.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class B Notes  ............   $ 1,330,000,893
  8b.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           5.98291%
  8c.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class C Notes  ............   $ 1,773,333,783
  8d.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           7.97721%
  8e.  Maximum enhancement amount available to
       Outstanding Class B Notes from Class C Notes  ............   $ 2,033,333,282
  8f.  As a Percentage of Class B Outstanding
       Dollar Principal Amount  .................................         133.33333%

   Data Applicable only to Class 2001-A3 (Dakota)
   -------------------------------------------------------
  9a.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class C Notes  .........   $             0
  9b.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................                 0%
  9c.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class B Notes  .........   $             0
  9d.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................                 0%

                                      Page 4

                        CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 23, 2017
==============================================================================
   Data Applicable to all Classes
   -------------------------------
   10a. Reduction in the Class A Nominal Liquidation
        Amount resulting from an allocation
        of Investor Charge-Offs  ................................   $            0
   10b. Reduction in the Class B Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A Notes  ...........   $            0
   10c. Reduction in the Class C Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A or Class B Notes .   $            0
   11a. Reimbursement of Class A Nominal Liquidation Amount  ....   $            0
   11b. Reimbursement of Class B Nominal Liquidation Amount  ....   $            0
   11c. Reimbursement of Class C Nominal Liquidation Amount  ....   $            0

E. Information Regarding Distributions to Noteholders of Citiseries
   ----------------------------------------------------------------
   (Aggregate Basis)
   1a. The total amount of the distribution to Class A Noteholders
       on the applicable Payment Dates  .........................   $   63,597,285
   1b. The total amount of the distribution to Class B Noteholders
       on the applicable Payment Dates  .........................   $  476,704,492
   1c. The total amount of the distribution to Class C Noteholders
       on the applicable Payment Dates  .........................   $  652,923,962
   2a. The amount of the distribution set forth in item 1(a) above
       in respect of principal on the Class A Notes      ........   $            0
   2b. The amount of the distribution set forth in item 1(b) above
       in respect of principal on the Class B Notes      ........   $  475,000,000
   2c. The amount of the distribution set forth in item 1(c) above
       in respect of principal on the Class C Notes      ........   $  650,000,000
   3a. The amount of the distribution set forth in item 1(a) above
       in respect of interest on the Class A Notes       ........   $   63,597,285
   3b. The amount of the distribution set forth in item 1(b) above
       in respect of interest on the Class B Notes       ........   $    1,704,492
   3c. The amount of the distribution set forth in item 1(c) above
       in respect of interest on the Class C Notes       ........   $    2,923,962
   4a. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class A Notes exceeds
       the Class A Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4b. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class B Notes exceeds
       the Class B Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4c. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class C Notes exceeds
       the Class C Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0

                                   Page 5

                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 23, 2017
==============================================================================

F. Information Regarding Notes of Citiseries
   -------------------------------------------------------------------------------------------------------
  (The information reported is for the Due Period ending February 23, 2017 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)
  -------------------------------------------------------------------------------------------------------

   (Individual Tranche Basis)

1a. Outstanding Dollar Principal Amount, Interest Payments and Deposits to
    Interest Funding Sub-Accounts

  Class/          Outstanding        Monthly        Targeted       Actual        Cumulative     Interest        Interest
  Tranche         Dollar             Accretion      Deposit to     Deposit to    Shortfall      Funding         Payment
                  Principal                         the            the           In Interest    Sub-Account     On Payment
                  Amount                            Interest       Interest      Funding        Balance(2)      Date(3)
                                                    Funding        Funding       Sub-Account
                                                    Account(1)     Account
--------------- ------------------- -------------- -------------- -------------- -------------- -------------- ---------------
Class 2007-A3        665,000,000.00           0.00     550,117.56     550,117.56           0.00  10,224,375.00           0.00
Class 2007-A4         15,000,000.00           0.00      14,156.80      14,156.80           0.00           0.00      45,504.00
Class 2007-A8      1,750,000,000.00           0.00   8,239,583.33   8,239,583.33           0.00           0.00  49,437,499.98
Class 2007-A9        500,000,000.00           0.00     486,974.44     486,974.44           0.00           0.00     486,974.44
Class 2008-A1        900,000,000.00           0.00   4,012,500.00   4,012,500.00           0.00   4,012,500.00           0.00
Class 2008-A2      1,850,000,000.00           0.00   2,776,249.78   2,776,249.78           0.00           0.00   2,776,249.78
Class 2008-A7        450,000,000.00           0.00     727,123.50     727,123.50           0.00           0.00     727,123.50
Class 2013-A2      1,075,000,000.00           0.00     885,809.56     885,809.56           0.00           0.00     885,809.56
Class 2013-A4        925,000,000.00           0.00     862,930.44     862,930.44           0.00           0.00     862,930.44
Class 2013-A7      1,925,000,000.00           0.00   1,799,167.03   1,799,167.03           0.00           0.00   1,799,167.03
Class 2013-A9        250,000,000.00           0.00     775,000.00     775,000.00           0.00           0.00   4,650,000.00
Class 2014-A1      1,550,000,000.00           0.00   3,720,000.00   3,720,000.00           0.00   7,440,000.00           0.00
Class 2014-A4        800,000,000.00           0.00     820,000.00     820,000.00           0.00   4,100,000.00           0.00
Class 2014-A5        850,000,000.00           0.00   1,898,333.33   1,898,333.33           0.00   5,694,999.99           0.00
Class 2014-A6      1,800,000,000.00           0.00   3,225,000.00   3,225,000.00           0.00   6,450,000.00           0.00
Class 2014-A8      1,100,000,000.00           0.00   1,585,833.33   1,585,833.33           0.00   7,929,166.65           0.00
Class 2016-A1      2,000,000,000.00           0.00   2,916,666.67   2,916,666.67           0.00   9,819,444.45           0.00
Class 2016-A2        500,000,000.00           0.00     912,500.00     912,500.00           0.00   3,072,083.33           0.00
Class 2016-A3        825,000,000.00           0.00     812,067.67     812,067.67           0.00           0.00     812,067.67
Class 2016-B1                  0.00           0.00     552,526.33     552,526.33           0.00           0.00     552,526.33
Class 2016-B2        250,000,000.00           0.00     277,395.00     277,395.00           0.00           0.00     277,395.00
Class 2016-B3        800,000,000.00           0.00     874,570.67     874,570.67           0.00           0.00     874,570.67
Class 2016-C1                  0.00           0.00     938,088.67     938,088.67           0.00           0.00     938,088.67
Class 2016-C2        350,000,000.00           0.00     477,603.00     477,603.00           0.00           0.00     477,603.00
Class 2016-C3      1,080,000,000.00           0.00   1,508,270.40   1,508,270.40           0.00           0.00   1,508,270.40
Class 2017-A1        750,000,000.00           0.00     623,816.67     623,816.67           0.00           0.00   1,113,958.34
Class 2017-A2      1,750,000,000.00           0.00   2,537,500.00   2,537,500.00           0.00   4,313,750.00           0.00
Total             24,710,000,000.00           0.00  44,809,784.18  44,809,784.18           0.00  63,056,319.42  68,225,738.81

(1) Referenced in sections 501 and 503 of the Indenture
(2) The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest
    Funding Account and net settlement of any U.S. dollar-denominated swap.
(3) For Notes denominated in US dollars this column represents the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represents the currency swap payment to the counterparty on the related Swap Payment Date.

                                       Page 6

                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 23, 2017
==============================================================================

1b. Outstanding Dollar Principal Amount and Investor Interest Payments

  Class/            Outstanding  Investor    Investor        Payment  Monthly  Investor's   Investor's    SWAP  Expected   Legal
  Tranche           Dollar       Interest    Interest        Date(1)  Interest  Current     Interest      Yes/  Principal Maturity
                    Principal     Rate         PMT                    Accrual   Period      PMT On Pmt     No   Payment    Date
                    Amount       Fixed/      Frequency                Period   Interest      Date (2)            Date
                                 Floating                               (3)      Rate
-------------- ----------------- -------- ------------------ -------- -------- ---------- --------------- ---- ---------- ----------
Class 2007-A3     665,000,000.00 Fixed    Jun, Dec                 15 15 - 15     6.15000            0.00 Yes  06/15/2037 06/15/2039
Class 2007-A4      15,000,000.00 Floating Sep, Dec, Mar, Jun       15 15 - 15     1.21344       45,504.00 No   06/15/2037 06/15/2039
Class 2007-A8   1,750,000,000.00 Fixed    Mar, Sep                 20 20 - 20     5.65000   49,437,499.98 No   09/20/2017 09/20/2019
Class 2007-A9     500,000,000.00 Floating Monthly                  17 17 - 17     1.25222      486,974.44 No   10/17/2017 10/17/2019
Class 2008-A1     900,000,000.00 Fixed    Feb, Aug                  7 7  - 7      5.35000            0.00 No   02/07/2018 02/07/2020
Class 2008-A2   1,850,000,000.00 Floating Monthly                  23 23 - 23     1.92944    2,776,249.78 No   01/23/2018 01/23/2020
Class 2008-A7     450,000,000.00 Floating Monthly                  20 21 - 20     2.15444      727,123.50 No   05/21/2018 05/20/2020
Class 2013-A2   1,075,000,000.00 Floating Monthly                  24 24 - 24     1.05944      885,809.56 No   05/24/2018 05/26/2020
Class 2013-A4     925,000,000.00 Floating Monthly                  24 24 - 24     1.19944      862,930.44 No   07/24/2018 07/24/2020
Class 2013-A7   1,925,000,000.00 Floating Monthly                  10 10 - 10     1.20167    1,799,167.03 No   09/10/2018 09/10/2020
Class 2013-A9     250,000,000.00 Fixed    March, September          7 7  - 7      3.72000    4,650,000.00 No   09/07/2023 09/08/2025
Class 2014-A1   1,550,000,000.00 Fixed    January, July            21 21 - 21     2.88000            0.00 No   01/21/2021 01/23/2023
Class 2014-A4     800,000,000.00 Fixed    April, October           24 24 - 24     1.23000            0.00 No   04/24/2017 04/24/2019
Class 2014-A5     850,000,000.00 Fixed    June, December            7 7  - 7      2.68000            0.00 No   06/07/2021 06/07/2023
Class 2014-A6   1,800,000,000.00 Fixed    January, July            15 15 - 15     2.15000            0.00 No   07/15/2019 07/15/2021
Class 2014-A8   1,100,000,000.00 Fixed    April, October            9 9  - 9      1.73000            0.00 No   04/09/2018 04/09/2020
Class 2016-A1   2,000,000,000.00 Fixed    May, Nov                 19 19 - 19     1.75000            0.00 No   11/19/2019 11/19/2021
Class 2016-A2     500,000,000.00 Fixed    May, Nov                 19 19 - 19     2.19000            0.00 No   11/19/2021 11/20/2023
Class 2016-A3     825,000,000.00 Floating Monthly                   7 7  - 7      1.26556      812,067.67 No   12/07/2021 12/07/2023
Class 2017-A1     750,000,000.00 Floating Monthly                  17 17 - 17     1.06940    1,113,958.34 No   01/17/2019 01/19/2021
Class 2017-A2   1,750,000,000.00 Fixed    May, Nov                 17 17 - 17     1.74000            0.00 No   11/18/2019 11/19/2021
Total          22,230,000,000.00                                                            63,597,284.74
------------------------------------------------------------------------------------------------------------------------------------
(1) If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2) The record date for payment of the notes is the last day of the month before the related payment date.
(3) For a newly issued class of notes, interest begins to accrue on the issuance date of that class.

2a. Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

  Class/Tranche      Targeted           Actual             Cumulative         Principal          Principal
                     Principal          Principal          Shortfall in       Funding            Payment On
                     Monthly            Monthly            Principal          Sub-Account        Payment Date
                     Deposit            Deposit            Funding            Balance
                                                           Sub-Account
--------------- ------------------ ------------------ ------------------ ------------------ ------------------
Class 2016-B1       475,000,000.00     475,000,000.00               0.00               0.00     475,000,000.00
Class 2016-C1       650,000,000.00     650,000,000.00               0.00               0.00     650,000,000.00
Total             1,125,000,000.00   1,125,000,000.00               0.00               0.00   1,125,000,000.00

2b. Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

  Class/Tranche      Targeted           Actual             Cumulative         Principal          Principal
                     Principal          Principal          Shortfall in       Funding            Payment On
                     Monthly            Monthly            Principal          Sub-Account        Payment Date
                     Deposit            Deposit            Funding            Balance
                                                           Sub-Account
--------------- ------------------ ------------------ ------------------ ------------------ ------------------
Nothing to report for this period.

2c. Information Regarding the Sponsor's or Affiliates' Interest in Securities during the Due Period.
     Citiseries Notes Held by the Sponsor or an Affiliate.

Class/Tranche
                      Outstanding Dollar Principal Amount              Outstanding Dollar Principal Amount
                      as of the Last Day of  Previous Due              as of the Last Day of Current Due Period
                      Period

       Class 2016 B1        $ 475,000,000.00                                   $ 475,000,000.00
       Class 2016 C1          650,000,000.00                                     650,000,000.00
       Class 2016-B2          250,000,000.00                                     250,000,000.00
       Class 2016-C2          350,000,000.00                                     350,000,000.00
       Class 2016-B3          800,000,000.00                                     800,000,000.00
       Class 2016-C3        1,080,000,000.00                                   1,080,000,000.00
       Total               $3,605,000,000.00                                  $3,605,000,000.00

                                                Net increase or (decrease) in
                                                Outstanding Dollar Principal Amount
                                                from the previous Due Period       ($000.00)

                                      Page 7

                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 23, 2017
==============================================================================

3a. Funding the Class 'C' Reserve Sub-Accounts
    1) 3 Month Average Surplus Finance Charge Collections for purposes
       of Funding the Class C Reserve Sub-Accounts                                     12.51%

    2) Is the 3 Month Average Surplus Finance Charge Collections for
       purposes of Funding the Class C Reserve Sub-Accounts less than or equal
       to 4.50%                                                                           No

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts
---------------------------------------------------------------------------------------------------------------

  Class/Tranche   Targeted        Class C           Actual          Withdrawals     Class C      Cumulative
                  Deposit to      Reserve           Deposit to      from Class C    Reserve      Shortfall in
                  Class C         Sub-Account       Class C         Reserve         Sub-Account  Class C
                  Reserve         Ending            Reserve         Sub-Account     Ending       Reserve
                  Sub-Account     Balance as of     Sub-Account                     Balance      Sub-Account
                                  Prior Due Period
---------------   ------------    ----------------  -------------   ------------    ------------ --------------
Nothing to report for this period.

3c. Actual Deposits by Source to Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------------------

  Class/Tranche   Surplus        Withdrawals          Total          Required            Total
                  Finance        Treated as Finance   Finance        Funding resulting   Actual
                  Charge         Charge Collections   Charge         From New            Deposits
                  Collections                         Collections    Issuance of Notes
---------------   -----------    ------------------   -----------    -----------------   ---------
Nothing to report for this period.

3d. Withdrawals from Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------

  Class/Tranche   Release of Funds   Release of funds in
                  In excess of       Class C Reserve                      Total
                  Targeted           Sub-Account                          Actual
                  Amount             Due to Maturity       Utilization    Withdrawals
---------------   ----------------   -------------------   -----------    ------------
Nothing to report for this period.

                                      Page 8

                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 23, 2017
==============================================================================

4. Maximum Enhancement Amount Available to Class A Notes; Class A Usage of
   Class B and Class C Subordinated Amounts

 Class/Tranche      Maximum            Maximum     Class A      Class A       Cumulative      Cumulative
                    Enhancement        Enhancement Usage of     Usage of      Class A         Class A
                    Amount             Amount      Class B      Class C       Usage of        Usage of
                    Available          Available   Subordinated Subordinated  Class B         Class C
                    from Class         from Class  Amount for   Amount for    Subordinated    Subordinated
                    B Notes            C Notes     this Due     this Due      Amount          Amount
                                                   Period       Period
--------------- ---------------- ---------------- ------------- ------------- ------------- --------------
Class 2007-A3      39,786,351.50    53,048,446.50
Class 2007-A4         897,436.50     1,196,581.50
Class 2007-A8     104,700,925.00   139,601,175.00
Class 2007-A9      29,914,550.00    39,886,050.00
Class 2008-A1      53,846,190.00    71,794,890.00
Class 2008-A2     110,683,835.00   147,578,385.00
Class 2008-A7      26,923,095.00    35,897,445.00
Class 2013-A2      64,316,282.50    85,755,007.50
Class 2013-A4      55,341,917.50    73,789,192.50
Class 2013-A7     115,171,017.50   153,561,292.50
Class 2013-A9      14,957,275.00    19,943,025.00
Class 2014-A1      92,735,105.00   123,646,755.00
Class 2014-A4      47,863,280.00    63,817,680.00
Class 2014-A5      50,854,735.00    67,806,285.00
Class 2014-A6     107,692,380.00   143,589,780.00
Class 2014-A8      65,812,010.00    87,749,310.00
Class 2016-A1     119,658,200.00   159,544,200.00
Class 2016-A2      29,914,550.00    39,886,050.00
Class 2016-A3      49,359,007.50    65,811,982.50
Class 2017-A1      44,871,825.00    59,829,075.00
Class 2017-A2     104,700,925.00   139,601,175.00
Total           1,330,000,893.00 1,773,333,783.00

5. Maximum Enhancement Amount Available to Class B Notes; Class B Usage of
   Class C Subordinated Amounts

  Class/Tranche   Maximum Enhancement      Class B Usage of         Cumulative Class B
                  Amount Available from    Class C Subordinated     Usage of Class C
                  Class C Notes            Amount for this Due      Subordinated Amount
                                           Period
--------------- ------------------------ ------------------------ ------------------------
Class 2016-B1            633,333,317.50
Class 2016-B2            333,333,325.00
Class 2016-B3          1,066,666,640.00
Total                  2,033,333,282.50

                                      Page 9

                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending February 23, 2017
==============================================================================

6. Reductions of and Reimbursements to Nominal Liquidation Amount

  Class/Tranche   Reduction       Reduction        Cumulative       Cumulative       Reimbursements
                  Resulting from  Resulting from   Reduction        Reduction        of prior
                  an Allocation   from a           Resulting from   Resulting from   reductions of
                  of Investor     Reallocation     an Allocation    an Reallocation  Nominal
                  Charge-offs     of Principal     of Investor      of Principal     Liquidation
                  for this Due    Collections      Charge-offs      Collections to   Amount for
                  Period          to pay           (net of          pay interest on  this Due
                                  interest on      Reimbursements)  senior classes   Period
                                  senior                            of Notes (net of
                                  classes of                        Reimbursements)
                                  Notes for
                                  this Due
                                  Period
--------------- ---------------- ---------------- ---------------- ---------------- ----------------
Nothing to report for this period.

7. Excess Spread/Early Redemption Event Trigger
   1) 3 Month Average Surplus Finance Charge Collections                            12.64%

   2) Is the 3 Month Average Surplus Finance Charge Collections
      greater than 0.00%                                                              Yes

   IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 15th day of March, 2017.

                                CITIBANK, N.A.
                                As Managing Beneficiary of Citibank Credit
                                   Card Issuance Trust
                                   and
                                As Servicer of Citibank Credit Card
                                   Master Trust I

                                By:    /s/   Eric J. Lundin
                                    ____________________________________
                                     Name:   Eric J. Lundin
                                     Title:  Authorized Representative

                                      Page 10